UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Multimarket Income Trust

4/30/08

MMT-SEM

MFS® Multimarket Income Trust

CONTACT INFORMATION	BACK COVER

New York Stock Exchange Symbol:  MMT

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Fixed income sectors (i)
High Yield Corporates	23.8%
High Grade Corporates	18.8%
Non-U.S. Government Bonds	15.4%
U.S. Treasury Securities	13.1%
Mortgage-Backed Securities	9.2%
Emerging Markets Bonds	8.4%
Commercial Mortgage-Backed Securities	6.2%
Floating Rate Loans	1.4%
U.S. Government Agencies	1.4%
Asset-Backed Securities	1.3%
Collateralized Debt Obligations	0.3%
Residential Mortgage-Backed Securities	0.3%

Credit quality of bonds (r)
AAA	36.8%
AA	3.5%
A	13.3%
BBB	14.4%
BB	14.3%
B	13.6%
CCC	2.7%
Not Rated	1.4%

Portfolio facts
Average Duration (d)(i)	5.3
Average Life (i)(m)	8.1 yrs.
Average Maturity (i)(m)	13.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A–
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	66.7%
Japan	4.8%
Germany	4.5%
United Kingdom	4.3%
Netherlands	2.6%
France	2.6%
Canada	1.6%
Russia	1.5%
Spain	1.2%
Other Countries	10.2%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/08.

Percentages are based on net assets as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since April 2006.

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the Fund since February 2005.

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since September 2004.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

PERFORMANCE SUMMARY THROUGH 4/30/08

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

Price Summary Six Months Ended 4/30/08
	Date	Price
Net Asset Value	4/30/08	$6.56
	10/31/07	$6.68
New York Stock Exchange Price	4/30/08	$5.81
	1/04/08 (high) (t)	$5.98
	3/17/08 (low) (t)	$5.54
	10/31/07	$5.84

Total Returns vs Benchmarks

Six Months Ended 4/30/08

New York Stock Exchange Price (r)	2.87%
Net Asset Value (r)	1.55%
Citigroup World Government Bond Non-Dollar Hedged Index (f)	2.28%
JPMorgan Emerging Markets Bond Index Global (f)	1.90%
Lehman Brothers U.S. Credit Bond Index (f)	2.02%
Lehman Brothers U.S. Government/Mortgage Bond Index (f)	5.09%
Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	(0.74)%
Multimarket Income Trust Blended Index (f)(x)	2.16%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period November 1, 2007 through April 30, 2008.

(x)	Multimarket Income Trust Blended Index is at a point in time and allocations during the period can change. As of April 30, 2008 the blended index was comprised of 25% Lehman Brothers U.S. Credit Bond Index, 25% Lehman Brothers U.S. High-Yield Corporate Bond Index, 7% JPMorgan Emerging Markets Bond Index Global, 18% Citigroup World Government Bond Non-Dollar Hedged Index and 25% Lehman Brothers U.S. Government/Mortgage Bond Index.

Performance Summary – continued

Benchmark Definitions

Citigroup World Government Bond Non-Dollar Hedged Index – a market capitalization-weighted index that is designed to represent the currency-hedged performance of the international developed government bond markets, excluding the United States.

JPMorgan Emerging Markets Bond Index Global (EMBI Global) – measures the performance of U.S.-Dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

Lehman Brothers U.S. Credit Bond Index – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers U.S. Government/Mortgage Bond Index – measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different. The fund’s monthly distributions may include a return of capital to shareholders.

Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Return of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in fixed income securities. This policy may not be changed without shareholder approval. MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and foreign issuers, and debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund’s assets in equity securities. MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities. MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies.

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations. A copy of the fund’s prospectus is available on the EDGAR database on the Securities and Exchange Commission’s Web site at http://sec.gov.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows you to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount of $100 or more in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, or if you have any questions, contact the Plan Agent, Computershare Trust Company, N.A. (the Transfer Agent for the Fund) at www.computershare.com, by calling 1-800-637-2304 or by writing to P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the Fund and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•	You can buy shares of the fund through the Plan Agent on a quarterly basis in January, April, July and October. Contact the Plan Agent for further information.
•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

Dividend Reinvestment and Cash Purchase Plan – continued

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.7%
Issuer	Shares/Par		Value ($)

Aerospace - 0.2%
Bombardier, Inc., 8%, 2014 (n)		$511,000	$544,214
Hawker Beechcraft Acquisition, 8.5%, 2015		600,000	632,999

			$1,177,213
Asset Backed & Securitized - 8.0%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		$2,000,000	$699,999
Asset Securitization Corp., FRN, 8.63%, 2026		1,384,927	1,495,828
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		1,130,000	1,060,210
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.686%, 2040 (z)		4,000,000	2,879,999
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,044,198
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		130,814	129,811
Crest Ltd., CDO, 7%, 2040		2,000,000	959,659
DEPFA Bank, 5.5%, 2010	EUR	960,000	1,526,695
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		$1,847,000	1,961,713
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,975,087
Falcon Franchise Loan LLC, FRN, 3.844%, 2023 (i)(z)		6,801,478	712,862
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)		26,254,478	560,138
First Union-Lehman Brothers Bank of America, FRN, 0.589%, 2028 (i)		26,577,511	421,221
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		1,449,198	1,523,472
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		2,542,000	2,401,924
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)		1,853,000	1,875,700
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,571,480
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,568,812
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045		1,590,000	1,612,547
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		270,000	198,360
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.973%, 2028 (i)		5,402,574	192,591
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		270,000	195,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Morgan Stanley Capital I, Inc., FRN, 1.37%, 2014 (i)(n)		$14,915,475	$476,013
Mortgage Capital Funding, Inc., FRN, 0.614%, 2031 (i)		7,246,098	10,066
Multi-Family Capital Access One, Inc., 6.65%, 2024		56,727	56,771
Nationslink Funding Corp., 5%, 2031 (z)		1,555,000	1,527,021
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,490,000	2,483,143
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013 (z)		2,581,000	2,248,669
RMAC PLC, FRN, 4.758%, 2036 (n)	EUR	21,631	33,292
Structured Asset Securities Corp., FRN, 4.67%, 2035		$2,630,742	2,508,079
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042		2,000,000	1,953,699
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,354,467
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043		2,660,000	2,393,708

			$41,613,033
Automotive - 1.3%
Allison Transmission, Inc., 11%, 2015 (n)		$555,000	$545,288
Continental AG, 6.875%, 2008	EUR	100,000	157,658
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031		$1,251,000	1,445,279
Ford Motor Credit Co., 7.375%, 2009		2,115,000	2,035,958
Ford Motor Credit Co. LLC, 8%, 2016		830,000	726,414
General Motors Acceptance Corp., 8.375%, 2033		827,000	629,554
Johnson Controls, Inc., 5.25%, 2011		1,180,000	1,196,915

			$6,737,066
Broadcasting - 2.1%
Allbritton Communications Co., 7.75%, 2012		$1,270,000	$1,284,288
CBS Corp., 6.625%, 2011		1,043,000	1,074,650
Clear Channel Communications, Inc., 6.25%, 2011		1,310,000	1,113,500
Grupo Televisa S.A., 8.5%, 2032		463,000	547,714
Intelsat Jackson Holdings Ltd., 11.25%, 2016		355,000	359,881
Lamar Media Corp., 7.25%, 2013		1,460,000	1,445,400
Lamar Media Corp., 6.625%, 2015		305,000	287,463
Lamar Media Corp., “C”, 6.625%, 2015		365,000	344,013
LIN TV Corp., 6.5%, 2013		815,000	784,438
Local TV Finance LLC, 9.25%, 2015 (n)(p)		595,000	476,000
News America, Inc., 7.7%, 2025		2,217,000	2,432,459
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,370,000	986,400

			$11,136,206
Brokerage & Asset Managers - 1.2%
INVESCO PLC, 5.625%, 2012		$1,450,000	$1,417,484
Lehman Brothers Holdings, Inc., 6.5%, 2017		1,270,000	1,247,583
Morgan Stanley, 5.75%, 2016		668,000	654,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - continued
Morgan Stanley Dean Witter, Inc., 6.6%, 2012		$2,538,000	$2,595,318
Nuveen Investments, Inc., 10.5%, 2015 (n)		495,000	476,438

			$6,390,936
Building - 0.2%
Associated Materials, Inc., 9.75%, 2012		$400,000	$398,000
Building Materials Corp. of America, 7.75%, 2014		430,000	320,350
Nortek Holdings, Inc., 8.5%, 2014		80,000	58,600

			$776,950
Business Services - 0.2%
SunGard Data Systems, Inc., 10.25%, 2015		$1,200,000	$1,275,000

Cable TV - 1.1%
CCH II Holdings LLC, 10.25%, 2010		$1,035,000	$996,188
CCO Holdings LLC, 8.75%, 2013		1,255,000	1,154,600
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,674,978
Mediacom LLC, 9.5%, 2013		80,000	77,800
NTL Cable PLC, 9.125%, 2016		170,000	164,050
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,279,496
Videotron LTEE, 6.875%, 2014		130,000	126,750

			$5,473,862
Chemicals - 0.5%
Akzo Nobel N.V., 5.625%, 2009	EUR	100,000	$157,428
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	153,156
Momentive Performance Materials, Inc., 9%, 2014	EUR	95,000	129,273
Momentive Performance Materials, Inc., 11.5%, 2016		$731,000	641,453
Mosaic Co., 7.875%, 2016 (n)		695,000	761,025
Nalco Co., 7.75%, 2011		615,000	631,913
Nalco Co., 8.875%, 2013		95,000	99,988

			$2,574,236
Computer Software - 0.5%
First Data Corp., 9.875%, 2015 (n)		$985,000	$896,350
Seagate Technology HDD Holdings, 6.375%, 2011		1,967,000	1,932,578

			$2,828,928
Conglomerates - 0.3%
Actuant Corp., 6.875%, 2017 (n)		$1,495,000	$1,498,738
Thyssenkrupp Finance B.V., 7%, 2009	EUR	100,000	158,875

			$1,657,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Goods & Services - 0.5%
Corrections Corp. of America, 6.25%, 2013		$310,000	$308,450
Fortune Brands, Inc., 5.125%, 2011		1,212,000	1,204,403
Service Corp. International, 7%, 2017		1,155,000	1,157,888
Sodexho Alliance S.A., 5.875%, 2009	EUR	100,000	157,228

			$2,827,969
Containers - 1.1%
Crown Americas LLC, 7.75%, 2015		$1,215,000	$1,281,825
Greif, Inc., 6.75%, 2017		2,065,000	2,049,513
Owens-Brockway Glass Container, Inc., 8.25%, 2013		2,055,000	2,137,200

			$5,468,538
Defense Electronics - 0.2%
L-3 Communications Corp., 5.875%, 2015		$1,145,000	$1,110,650

Electronics - 0.2%
Flextronics International Ltd., 6.25%, 2014		$545,000	$516,388
NXP B.V./NXP Funding LLC, 7.875%, 2014		615,000	607,313

			$1,123,701
Emerging Market Quasi-Sovereign - 1.9%
Codelco, Inc., 5.625%, 2035		$1,950,000	$1,767,180
Gazprom International S.A., 7.201%, 2020		1,575,234	1,605,427
Majapahit Holding B.V., 7.25%, 2017 (n)		1,469,000	1,384,533
National Power Corp., FRN, 7.34%, 2011		776,000	824,975
OAO Gazprom, 7.343%, 2013 (z)		160,000	167,400
OAO Gazprom, 6.212%, 2016		548,000	524,427
OAO Gazprom, 8.146%, 2018 (z)		144,000	152,820
Pemex Project Funding Master Trust, 5.75%, 2018 (n)		651,000	670,530
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		2,510,000	2,801,943

			$9,899,235
Emerging Market Sovereign - 3.3%
Banco Central Del Peru, 0%, 2008		$3,900,000	$1,384,608
Brazil Notas do Tesouro Nacional, “B”, 6%, 2015	BRL	49,939	27,859
Federative Republic of Brazil, 6%, 2017		$3,649,000	3,813,205
Federative Republic of Brazil, 8%, 2018		615,000	701,100
Federative Republic of Brazil, 7.125%, 2037		100,000	114,250
Gabonese Republic, 8.2%, 2017 (n)		972,000	1,018,170
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	54,025
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	54,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	$54,025
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	54,025
Republic of Argentina, 7%, 2013		$236,045	184,397
Republic of Argentina, FRN, 3.092%, 2012		3,412,000	2,916,278
Republic of Colombia, 7.375%, 2017		1,237,000	1,392,862
Republic of Panama, 9.375%, 2029		1,241,000	1,675,350
Republic of Panama, 6.7%, 2036		554,000	574,775
Republic of Peru, 0%, 2009	PEN	1,000,000	343,936
Republic of Peru, 0%, 2009	PEN	3,100,000	1,040,274
Republic of Philippines, 9.375%, 2017		$597,000	745,474
United Mexican States, 5.625%, 2017		1,058,000	1,111,958

			$17,260,596
Energy - Independent - 1.5%
Chaparral Energy, Inc., 8.875%, 2017		$435,000	$398,025
Chesapeake Energy Corp., 6.375%, 2015		420,000	413,700
Chesapeake Energy Corp., 6.875%, 2016		1,310,000	1,323,100
Forest Oil Corp., 7.25%, 2019		345,000	356,213
Hilcorp Energy I LP, 7.75%, 2015 (n)		925,000	911,125
Mariner Energy, Inc., 8%, 2017		755,000	741,788
Newfield Exploration Co., 6.625%, 2014		645,000	640,163
Opti Canada, Inc., 8.25%, 2014		855,000	882,788
Plains Exploration & Production Co., 7%, 2017		1,015,000	999,775
Quicksilver Resources, Inc., 7.125%, 2016		745,000	737,550
Southwestern Energy Co., 7.5%, 2018 (n)		515,000	545,899

			$7,950,126
Energy - Integrated - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$423,000	$409,591

Entertainment - 0.1%
Marquee Holdings, Inc., 12%, 2014		$305,000	$237,900
Turner Broadcasting System, Inc., 8.375%, 2013		419,000	457,097

			$694,997
Financial Institutions - 0.8%
General Motors Acceptance Corp., 6.875%, 2011		$587,000	$489,161
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		2,500,000	1,980,568
International Lease Finance Corp., 5.625%, 2013		1,248,000	1,229,508
Residential Capital LLC, 8.5%, 2012		670,000	341,700

			$4,040,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.7%
Allied Domecq Financial Services PLC, 5.875%, 2009	EUR	125,000	$196,881
ARAMARK Corp., 8.5%, 2015		$920,000	959,100
B&G Foods, Inc., 8%, 2011		375,000	371,250
Dean Foods Co., 7%, 2016		265,000	247,775
Del Monte Corp., 6.75%, 2015		185,000	178,525
General Mills, Inc., 5.65%, 2012		350,000	360,279
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,509,737

			$3,823,547
Food & Drug Stores - 0.3%
CVS Caremark Corp., 6.125%, 2016		$1,300,000	$1,343,715

Forest & Paper Products - 0.8%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$80,000	$84,000
Buckeye Technologies, Inc., 8.5%, 2013		795,000	804,938
Georgia-Pacific Corp., 7.125%, 2017 (z)		350,000	346,500
Georgia-Pacific Corp., 8%, 2024		200,000	190,500
Norske Skog Canada Ltd., 7.375%, 2014		1,210,000	913,550
Stora Enso Oyj, 6.404%, 2016 (n)		1,580,000	1,403,002
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	151,353

			$3,893,843
Gaming & Lodging - 2.0%
Firekeepers Development Authority, 13.875%, 2015 (z)		$430,000	$436,450
Harrah’s Operating Co., Inc., 5.375%, 2013		1,500,000	930,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		880,000	756,800
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		695,000	552,525
Isle of Capri Casinos, Inc., 7%, 2014		630,000	485,100
Mandalay Resort Group, 9.375%, 2010		950,000	978,500
MGM Mirage, 8.375%, 2011		1,005,000	999,975
MGM Mirage, 6.75%, 2013		500,000	460,000
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		595,000	492,363
Scientific Games Corp., 6.25%, 2012		825,000	763,125
Station Casinos, Inc., 6%, 2012		715,000	603,281
Station Casinos, Inc., 6.5%, 2014		630,000	412,650
Station Casinos, Inc., 6.875%, 2016		1,450,000	931,625
Wyndham Worldwide Corp., 6%, 2016		360,000	323,963
Wynn Las Vegas LLC, 6.625%, 2014		1,155,000	1,126,125

			$10,252,482
Industrial - 0.3%
JohnsonDiversey, Inc., 9.625%, 2012	EUR	185,000	$280,678
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012		$1,135,000	1,146,350

			$1,427,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 0.8%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	$207,256
American International Group, Inc., 6.25%, 2037		$300,000	264,507
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,200,000	1,890,275
Prudential Financial, Inc., 5.1%, 2014		1,985,000	1,957,909

			$4,319,947
Insurance - Property & Casualty - 1.5%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,440,124
Fund American Cos., Inc., 5.875%, 2013		1,464,000	1,432,192
USI Holdings Corp., FRN, 6.94%, 2014 (n)		1,495,000	1,181,050
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		500,000	458,380
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,700,000	2,378,489

			$7,890,235
International Market Quasi-Sovereign - 0.1%
Canada Housing Trust, 4.6%, 2011	CAD	389,000	$400,684
Vattenfall Treasury AB, 6%, 2010	EUR	125,000	199,914

			$600,598
International Market Sovereign - 14.8%
Federal Republic of Germany, 5.25%, 2010	EUR	3,867,000	$6,234,486
Federal Republic of Germany, 3.75%, 2015	EUR	6,408,000	9,858,585
Federal Republic of Germany, 6.25%, 2030	EUR	1,544,000	2,926,076
Government of Canada, 4.5%, 2015	CAD	671,000	714,188
Government of Canada, 5.75%, 2033	CAD	236,000	293,597
Government of Japan, 0.8%, 2010	JPY	186,000,000	1,790,646
Government of Japan, 1.5%, 2012	JPY	546,000,000	5,342,445
Government of Japan, 1.3%, 2014	JPY	431,000,000	4,153,786
Government of Japan, 1.7%, 2017	JPY	526,000,000	5,160,034
Government of Japan, 2.2%, 2027	JPY	508,000,000	4,907,347
Kingdom of Denmark, 4%, 2015	DKK	4,203,000	863,597
Kingdom of Netherlands, 3.75%, 2009	EUR	5,181,000	8,076,662
Kingdom of Netherlands, 3.75%, 2014	EUR	1,061,000	1,631,980
Kingdom of Spain, 5.35%, 2011	EUR	2,725,000	4,434,707
Kingdom of Sweden, 4.5%, 2015	SEK	2,610,000	448,829
Republic of Austria, 4.65%, 2018	EUR	2,632,000	4,224,695
Republic of France, 4.75%, 2012	EUR	760,000	1,222,559
Republic of France, 5%, 2016	EUR	1,274,000	2,098,754
Republic of France, 6%, 2025	EUR	511,000	924,451
Republic of France, 4.75%, 2035	EUR	2,099,000	3,287,709
Republic of Ireland, 4.6%, 2016	EUR	2,023,000	3,223,947
United Kingdom Treasury, 8%, 2015	GBP	829,000	2,001,318
United Kingdom Treasury, 8%, 2021	GBP	583,000	1,511,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 4.25%, 2036	GBP	803,000	$1,530,195

			$76,862,264
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.125%, 2014		$820,000	$824,100

Major Banks - 2.3%
Bank of Ireland, 7.4%, 2049	EUR	500,000	$762,100
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	1,816,810
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	156,218
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		$1,568,000	1,417,180
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR	330,000	507,688
Natixis S.A., 10% to 2018, FRN to 2049 (z)		$2,490,000	2,490,000
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		230,000	211,109
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	300,000	477,357
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)		$990,000	957,992
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042		4,068,000	3,234,060

			$12,030,514
Medical & Health Technology & Services - 2.9%
Community Health Systems, Inc., 8.875%, 2015		$1,250,000	$1,300,000
Cooper Cos., Inc., 7.125%, 2015		1,260,000	1,203,300
Covidien Ltd., 6%, 2017 (n)		420,000	429,364
Covidien Ltd., 6.55%, 2037 (n)		250,000	255,567
DaVita, Inc., 6.625%, 2013		300,000	298,500
DaVita, Inc., 7.25%, 2015		1,540,000	1,543,850
Fisher Scientific International, Inc., 6.125%, 2015		1,500,000	1,496,397
HCA, Inc., 8.75%, 2010		1,315,000	1,351,163
HCA, Inc., 6.375%, 2015		500,000	445,000
HCA, Inc., 9.25%, 2016		1,645,000	1,768,375
Hospira, Inc., 5.55%, 2012		360,000	356,068
Hospira, Inc., 6.05%, 2017		1,248,000	1,221,914
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		785,000	841,913
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		350,000	371,875
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,407,537
Psychiatric Solutions, Inc., 7.75%, 2015		580,000	593,050

			$14,883,873
Metals & Mining - 1.9%
Arch Western Finance LLC, 6.75%, 2013		$455,000	$462,963
FMG Finance Ltd., 10.625%, 2016 (n)		1,405,000	1,598,188
Foundation PA Coal Co., 7.25%, 2014		710,000	729,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		$1,640,000	$1,812,200
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		640,000	646,400
International Steel Group, Inc., 6.5%, 2014		1,300,000	1,332,343
Peabody Energy Corp., 5.875%, 2016		720,000	698,400
Peabody Energy Corp., 7.375%, 2016		45,000	47,250
Steel Dynamics, Inc., 7.375%, 2012 (n)		2,380,000	2,421,650

			$9,748,919
Mortgage Backed - 9.1%
Fannie Mae, 6%, 2012 - 2037		$7,572,335	$7,754,308
Fannie Mae, 4.78%, 2015		697,954	696,124
Fannie Mae, 5.5%, 2021 - 2035		9,510,803	9,624,208
Fannie Mae, 5%, 2027 - 2035		5,572,910	5,539,676
Fannie Mae, 6.5%, 2031 - 2032		1,018,793	1,061,657
Freddie Mac, 6%, 2021 - 2036		8,375,000	8,583,577
Freddie Mac, 5%, 2024		247,158	250,331
Freddie Mac, 5.5%, 2036		13,723,060	13,828,325

			$47,338,206
Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.25%, 2015		$1,030,000	$1,040,300
Inergy LP, 6.875%, 2014		870,000	847,163

			$1,887,463
Natural Gas - Pipeline - 2.0%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,905,000	$1,976,438
CenterPoint Energy, Inc., 7.875%, 2013		1,250,000	1,365,385
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		2,015,000	2,084,912
El Paso Corp., 7.75%, 2032		299,000	314,673
Kinder Morgan Energy Partners LP, 5.125%, 2014		1,147,000	1,113,397
Spectra Energy Capital LLC, 8%, 2019		691,000	764,670
TransCapitalInvest Ltd., 5.67%, 2014		361,000	342,483
Williams Cos., Inc., 8.75%, 2032		1,431,000	1,692,158
Williams Partners LP, 7.25%, 2017		765,000	789,863

			$10,443,979
Network & Telecom - 2.3%
BellSouth Corp., 6.55%, 2034		$3,213,000	$3,228,342
Citizens Communications Co., 9.25%, 2011		1,285,000	1,355,675
Citizens Communications Co., 9%, 2031		870,000	802,575
Deutsche Telekom International Finance B.V., 8.125%, 2012	EUR	130,000	221,724
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		$640,000	654,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Qwest Corp., 7.875%, 2011		$295,000	$302,375
Qwest Corp., 8.875%, 2012		950,000	1,002,250
Telefonica Europe B.V., 7.75%, 2010		1,500,000	1,608,827
TELUS Corp., 8%, 2011		1,309,000	1,412,143
Windstream Corp., 8.625%, 2016		1,040,000	1,089,400

			$11,677,711
Oil Services - 0.3%
Basic Energy Services, Inc., 7.125%, 2016		$720,000	$705,600
GulfMark Offshore, Inc., 7.75%, 2014		760,000	786,600

			$1,492,200
Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015		$2,575,000	$2,685,151

Other Banks & Diversified Financials - 2.1%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.7%, 2011 (n)		$1,642,500	$1,568,588
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		655,000	656,310
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012		2,000,000	1,926,026
Citigroup, Inc., 8.4% to 2018, FRN to 2049		2,490,000	2,520,079
Fifth Third Bancorp, 5.45%, 2017		123,000	114,724
Fortis Capital Co., 6.25% to 2009, FRN to 2049	EUR	155,000	240,964
Mizuho Financial Group, Inc., 5.79%, 2014 (n)		$1,633,000	1,683,045
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)		626,000	527,980
Woori Bank, 6.125% to 2011, FRN to 2016 (n)		1,510,000	1,473,899

			$10,711,615
Pollution Control - 0.1%
Veolia Environnement, 5.875%, 2008	EUR	250,000	$391,426

Precious Metals & Minerals - 0.1%
Alrosa Finance S.A., 8.875%, 2014		$502,000	$540,247

Printing & Publishing - 1.0%
American Media Operations, Inc., 10.25%, 2009		$18,435	$13,757
American Media Operations, Inc., “B”, 10.25%, 2009		507,000	378,349
Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR	148,000	227,997
Dex Media West LLC, 9.875%, 2013		$1,244,000	1,172,470
Idearc, Inc., 8%, 2016		2,444,000	1,588,600
Nielsen Finance LLC, 10%, 2014		360,000	374,400
R.H. Donnelley Corp., 8.875%, 2016		1,580,000	1,027,000
Reed Elsevier Capital, Inc., 5.75%, 2008	EUR	125,000	195,591

			$4,978,164

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Railroad & Shipping - 0.3%
TFM S.A. de C.V., 9.375%, 2012		$1,424,000	$1,484,520

Real Estate - 0.4%
HRPT Properties Trust, REIT, 6.25%, 2016		$663,000	$612,889
Simon Property Group, Inc., REIT, 4.6%, 2010		1,375,000	1,365,669

			$1,978,558
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011		$1,590,000	$1,749,882

Retailers - 1.0%
Couche-Tard, Inc., 7.5%, 2013		$905,000	$909,525
Federated Retail Holdings, Inc., 5.35%, 2012		300,000	279,552
Gap, Inc., 10.05%, 2008		2,710,000	2,750,650
Home Depot, Inc., 5.25%, 2013		450,000	435,762
Home Depot, Inc., 5.875%, 2036		648,000	541,734

			$4,917,223
Specialty Stores - 0.2%
GSC Holdings Corp., 8%, 2012		$440,000	$468,600
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011	EUR	125,000	193,373
Payless ShoeSource, Inc., 8.25%, 2013		$255,000	230,138

			$892,111
Steel - 0.3%
Evraz Group S.A., 8.875%, 2013 (z)		$1,273,000	$1,288,913

Supermarkets - 0.3%
Delhaize America, Inc., 9%, 2031		$983,000	$1,216,362
Stater Brothers Holdings, Inc., 7.75%, 2015		350,000	350,875

			$1,567,237
Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)		$521,000	$520,180
European Investment Bank, 5.125%, 2017		1,500,000	1,601,256

			$2,121,436
Telecommunications - Wireless - 1.4%
Alltel Corp., 7%, 2012		$534,000	$453,900
MetroPCS Wireless, Inc., 9.25%, 2014		680,000	668,100
Nextel Communications, Inc., 5.95%, 2014		1,305,000	1,017,900
Rogers Cable, Inc., 5.5%, 2014		1,975,000	1,935,125
Rogers Wireless, Inc., 7.5%, 2015		980,000	1,038,384

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Vimpel-Communications, 9.125%, 2018 (z)	$563,000	$563,494
Vimpel-Communications, 8.375%, 2013 (z)	876,000	875,805
Vodafone Group PLC, 5.625%, 2017	276,000	277,192
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	602,000	648,655

		$7,478,555
Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$1,760,000	$1,746,149

Tobacco - 0.6%
Reynolds American, Inc., 6.75%, 2017	$3,016,000	$3,054,348

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$420,000	$423,150
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	785,063

		$1,208,213
U.S. Government Agencies - 1.1%
Freddie Mac, 5.5%, 2017	$5,200,000	$5,676,564

U.S. Treasury Obligations - 9.8%
U.S. Treasury Bonds, 8.75%, 2017	$4,000,000	$5,498,436
U.S. Treasury Bonds, 5.375%, 2031	3,386,000	3,809,514
U.S. Treasury Bonds, 4.5%, 2036	12,628,000	12,649,708
U.S. Treasury Notes, 4.625%, 2012	22,355,000	23,846,503
U.S. Treasury Notes, 6.375%, 2027	4,000,000	4,963,752

		$50,767,913
Utilities - Electric Power - 5.3%
AES Corp., 9.375%, 2010	$1,250,000	$1,329,688
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	857,325
Beaver Valley Funding Corp., 9%, 2017	2,509,000	2,747,907
Dynegy Holdings, Inc., 7.5%, 2015	620,000	616,900
Edison Mission Energy, 7%, 2017	1,970,000	1,989,700
EDP Finance B.V., 6%, 2018 (n)	1,340,000	1,363,481
EEB International Ltd., 8.75%, 2014 (n)	550,000	583,000
Enersis S.A., 7.375%, 2014	1,283,000	1,380,879
Exelon Generation Co. LLC, 6.95%, 2011	2,506,000	2,627,366
HQI Transelec Chile S.A., 7.875%, 2011	883,000	958,208
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	464,000	488,360
Mirant Americas Generation LLC, 8.3%, 2011	200,000	207,500
Mirant North America LLC, 7.375%, 2013	1,500,000	1,556,250
NiSource Finance Corp., 7.875%, 2010	1,155,000	1,214,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
NorthWestern Corp., 5.875%, 2014	$1,695,000	$1,687,234
NRG Energy, Inc., 7.375%, 2016	2,210,000	2,276,300
Reliant Energy, Inc., 7.875%, 2017	600,000	625,500
Sierra Pacific Resources, 8.625%, 2014	300,000	313,898
System Energy Resources, Inc., 5.129%, 2014 (n)	1,861,814	1,823,200
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	870,000	906,975
Waterford 3 Funding Corp., 8.09%, 2017	1,813,005	1,776,744

		$27,330,545
Total Bonds (Identified Cost, $484,455,210)		$485,736,777

Floating Rate Loans - 1.4% (g)(r)
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$34,890	$33,197
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014	791,777	753,343

		$786,540
Automotive - 0.4%
Allison Transmission, Inc., Term Loan B, 5.57%, 2014	$327,143	$306,452
Ford Motor Co., Term Loan B, 5.8%, 2013	922,702	847,156
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	713,967	674,699

		$1,828,307
Cable TV - 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.48%, 2013	$494,753	$476,076

Computer Software - 0.1%
First Data Corp., Term Loan B-1, 5.62%, 2014	$630,607	$592,377

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$183,332	$178,749

Gaming & Lodging - 0.1%
Harrah’s Entertainment, Inc., Term Loan B-2, 5.92%, 2015	$305,648	$286,851

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Delayed Draw Term Loan, 0%, 2014 (q)	$5,202	$4,978
Community Health Systems, Inc., Term Loan B, 5.34%, 2014	101,710	97,329
HCA, Inc., Term Loan B, 4.95%, 2013	861,140	817,006

		$919,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Printing & Publishing - 0.1%
Idearc, Inc., Term Loan B, 0%, 2014 (o)	$61,432	$50,557
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	355,660	335,987

		$386,544
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 5.2%, 2013	$697,914	$615,909

Utilities - Electric Power - 0.2%
Calpine Corp., DIP Term Loan, 5.58%, 2009	$536,129	$503,559
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.58%, 2014	698,383	667,938

		$1,171,497
Total Floating Rate Loans (Identified Cost, $7,303,010)		$7,242,163

Common Stocks - 0.0%
Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (Identified Cost, $0) (a)	19,975	$0

Rights - 0.0%
Emerging Market Sovereign - 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (Identified Cost, $0) (a)	1,250,000	$0

Short-Term Obligations - 2.7%
Lloyds Bank PLC, 2.39%, due 5/01/08, at Amortized Cost and Value (y)	$14,181,000	$14,181,000
Total Investments (Identified Cost, $505,939,220) (k)		$507,159,940

Other Assets, Less Liabilities - 2.2%		11,220,428
Net Assets - 100.0%		$518,380,368

(a)	Non-income producing security.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $476,826,160 and 94.02% of market value. An independent pricing service provided an evaluated bid for 93.36% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,482,937, representing 10.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$80,000	$84,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.686%, 2040	3/01/06	3,999,999	2,879,999
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,452	1,975,087
Evraz Group S.A., 8.875%, 2013	4/17/08-4/21/08	1,291,558	1,288,913
Falcon Franchise Loan LLC, FRN, 3.844%, 2023	1/29/03	879,268	712,862
Firekeepers Development Authority, 13.875%, 2015	4/22/08	417,200	436,450
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	2,324,587	2,401,924
Georgia-Pacific Corp., 7.125%, 2017	4/22/08-4/23/08	350,488	346,500
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/10/06	39,882	54,025
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/05/06	41,953	54,025
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06	41,102	54,025
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	40,585	54,025
Nationslink Funding Corp., 5%, 2031	3/07/08	1,512,238	1,527,021
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	2,490,000	2,490,000
OAO Gazprom, 7.343%, 2013	4/02/08	160,000	167,400
OAO Gazprom, 8.146%, 2018	4/02/08	144,000	152,820
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,483,143
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013	12/06/04	2,865,414	2,248,669
Vimpel-Communications, 9.125%, 2018	4/24/08	563,000	563,494
Vimpel-Communications, 8.375%, 2013	4/24/08	876,000	875,805
Total Restricted Securities			$20,850,187
% of Net Assets			4.0%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	BRL	4,508,400	5/05/08-6/02/08	$2,614,172	$2,699,750	$85,578
SELL	DKK	4,128,887	6/16/08	873,155	863,592	9,563
BUY	EUR	1,988,582	5/14/08	3,084,700	3,108,573	23,873
SELL	EUR	1,891,889	5/14/08-5/30/08	2,974,285	2,956,336	17,949
SELL	JPY	2,374,918,902	5/14/08-6/30/08	23,400,486	22,935,354	465,132
BUY	NOK	6,676,280	5/14/08	1,300,000	1,310,532	10,532
SELL	NOK	6,676,280	5/14/08	1,329,486	1,310,532	18,954
SELL	PEN	7,795,093	5/09/08-5/19/08	2,874,500	2,773,238	101,262
SELL	PLN	2,990,583	5/30/08	1,366,000	1,351,518	14,482
BUY	PLN	2,990,583	5/30/08	1,332,049	1,351,518	19,469
SELL	SEK	2,872,324	5/14/08	481,602	480,902	700

						$767,494

Portfolio of Investments (unaudited) – continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	BRL	2,254,200	5/05/08	$1,322,111	$1,354,615	$(32,504)
SELL	CAD	1,401,449	6/24/08	1,373,801	1,394,563	(20,762)
SELL	EUR	38,356,245	5/14/08	59,324,419	59,958,882	(634,463)
BUY	EUR	2,360,436	5/14/08-5/30/08	3,731,388	3,688,292	(43,096)
SELL	GBP	2,608,659	6/30/08	5,116,623	5,167,828	(51,205)
BUY	JPY	129,434,940	5/14/08	1,293,483	1,246,792	(46,691)
SELL	JPY	5,674,952	6/30/08	54,692	54,812	(120)
BUY	MYR	4,133,764	5/27/08	1,319,848	1,308,062	(11,786)

						$(840,627)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	91	$10,538,938	Jun-08	$139,025
U.S. Treasury Note (Long)	50	5,844,531	Jun-08	101,054
				$240,079

Swap Agreements at 4/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JP Morgan Chase	4.10% (fixed rate)	(1)	$(79,518)
9/20/12	USD	1,500,000	JP Morgan Chase	0.33% (fixed rate)	(2)	1,702
6/20/13	USD	470,000	JP Morgan Chase	(3)	1.10% (fixed rate)	(8,794)
6/20/13	USD	640,000	JP Morgan Chase	(3)	1.12% (fixed rate)	(11,964)
6/20/13	USD	1,110,000	Morgan Stanley Capital Services, Inc.	(4)	1.48% (fixed rate)	(8,611)
						$(107,185)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/1/15.

(2)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/9/33.

(3)	Fund to receive notional amount upon a defined credit event by Universal Health Services, 7.125%, 6/30/16.

(4)	Fund to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $505,939,220)	$507,159,940
Cash	425,576
Receivable for forward foreign currency exchange contracts	767,494
Receivable for daily variation margin on open futures contracts	77,453
Receivable for investments sold	27,703,075
Interest receivable	7,568,032
Swaps, at value	1,702
Other assets	124,369
Total assets		$543,827,641
Liabilities
Distributions payable	$166,788
Payable for forward foreign currency exchange contracts	840,627
Payable for investments purchased	23,862,424
Swaps, at value	108,887
Payable to affiliates
Management fee	19,378
Transfer agent and dividend disbursing costs	25,042
Administrative services fee	404
Payable for independent trustees’ compensation	351,189
Accrued expenses and other liabilities	72,534
Total liabilities		$25,447,273
Net assets		$518,380,368
Net assets consist of
Paid-in capital	$607,349,706
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,331,473
Accumulated net realized gain (loss) on investments and foreign currency transactions	(87,206,902)
Accumulated distributions in excess of net investment income	(3,093,909)
Net assets		$518,380,368
Shares of beneficial interest outstanding		79,077,454
Net asset value per share (net assets of $518,380,368/79,077,454 shares of beneficial interest outstanding)		$6.56

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$15,271,464
Dividends	142
Foreign taxes withheld	(131)
Total investment income		$15,271,475
Expenses
Management fee	$1,749,645
Transfer agent and dividend disbursing costs	96,994
Administrative services fee	38,772
Independent trustees’ compensation	35,367
Stock exchange fee	39,711
Custodian fee	73,330
Shareholder communications	38,378
Auditing fees	32,202
Legal fees	5,637
Miscellaneous	14,326
Total expenses		$2,124,362
Fees paid indirectly	(6,893)
Reduction of expenses by investment adviser	(1,238)
Net expenses		$2,116,231
Net investment income		$13,155,244
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(41,560)
Futures contracts	932,115
Swap transactions	(78,824)
Foreign currency transactions	(7,443,656)
Net realized gain (loss) on investments and foreign currency transactions		$(6,631,925)
Change in unrealized appreciation (depreciation)
Investments	$(2,725,533)
Futures contracts	49,280
Swap transactions	(59,358)
Translation of assets and liabilities in foreign currencies	2,034,102
Net unrealized gain (loss) on investments and foreign currency translation		$(701,509)
Net realized and unrealized gain (loss) on investments and foreign currency		$(7,333,434)
Change in net assets from operations		$5,821,810

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08	Year ended 10/31/07
	(unaudited)
Change in net assets
From operations
Net investment income	$13,155,244	$28,005,979
Net realized gain (loss) on investments and foreign currency transactions	(6,631,925)	(1,344,395)
Net unrealized gain (loss) on investments and foreign currency translation	(701,509)	(3,439,683)
Change in net assets from operations	$5,821,810	$23,221,901
Distributions declared to shareholders
From net investment income	$(15,499,185)	$(28,309,676)
Total change in net assets	$(9,677,375)	$(5,087,775)
Net assets
At beginning of period	528,057,743	533,145,518
At end of period (including accumulated distributions in excess of net investment income of $3,093,909 and $749,968, respectively)	$518,380,368	$528,057,743

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08		Years ended 10/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$6.68		$6.74	$6.74	$6.94	$6.76	$6.32
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.33	$0.34	$0.38	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.09)		(0.05)	0.03	(0.16)	0.17	0.46
Total from investment operations	$0.08		$0.30	$0.36	$0.18	$0.55	$0.84
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.36)	$(0.38)	$(0.39)	$(0.39)	$(0.40)
Net increase from repurchase of capital shares	$—		$—	$0.02	$0.01	$0.02	$0.00	(w)
Net asset value, end of period	$6.56		$6.68	$6.74	$6.74	$6.94	$6.76
Per share market value, end of period	$5.81		$5.84	$6.00	$6.15	$6.30	$6.41
Total return at market value (%)	2.87	(n)	3.30	3.82	3.78	4.62	20.11
Total return at net asset value (%)	1.55	(n)	5.19	6.42	3.25	9.28	14.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.84	0.88	0.93	0.94	0.94
Expenses after expense reductions (f)	0.82	(a)	0.84	0.88	0.93	0.94	N/A
Net investment income	5.09	(a)	5.29	4.93	4.97	5.51	5.76
Portfolio turnover	21		61	70	67	59	126
Net assets at end of period (000 Omitted)	$518,380		$528,058	$533,146	$545,645	$569,091	$563,760
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Multimarket Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from

Notes to Financial Statements (unaudited) – continued

rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This

Notes to Financial Statements (unaudited) – continued

Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value

Notes to Financial Statements (unaudited) – continued

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by

Notes to Financial Statements (unaudited) – continued

the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2008, the portfolio had unfunded loan commitments of $5,202, which could be extended at the option of the borrower and which are covered by

Notes to Financial Statements (unaudited) – continued

sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund

Notes to Financial Statements (unaudited) – continued

adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$28,309,676

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$509,091,234
Gross appreciation	16,048,707
Gross depreciation	(17,980,001)
Net unrealized appreciation (depreciation)	$(1,931,294)

Notes to Financial Statements (unaudited) – continued

As of 10/31/07
Undistributed ordinary income	2,737,421
Capital loss carryforwards	(77,703,309)
Other temporary differences	(5,621,875)
Net unrealized appreciation (depreciation)	1,295,800

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/08	$(6,883,833)
10/31/09	(22,359,865)
10/31/10	(38,291,079)
10/31/14	(7,878,924)
10/31/15	(2,289,608)
$(77,703,309)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2008, these fees paid to MFSC amounted to $31,830. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2008, these costs amounted to $9,426.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $4,437. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $3,071. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $261,961 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $70,893 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $2,168 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,238, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$32,488,750	$11,842,119
Investments (non-U.S. government securities)	$89,432,308	$90,524,269

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2008 and the year ended October 31, 2007, the fund did not repurchase any shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $1,126 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Multimarket Income Trust (the fund), including the portfolio of investments, as of April 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2008. These interim financial statements are the responsibility of the fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2007, and financial highlights for each of the five years in the period ended October 31, 2007, and in our report dated December 14, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of April 30, 2008, our records indicate that there are 4,854 registered shareholders and approximately 32,207 shareholders owning fund shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the fund, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/1/07 – 11/30/07	0	N/A	0	7,907,745
12/1/07 – 12/31/07	0	N/A	0	7,907,745
1/1/08 – 1/31/08	0	N/A	0	7,907,745
2/1/08 – 2/28/08	0	N/A	0	7,907,745
3/1/08 – 3/31/08	0	N/A	0	7,907,745
4/1/08 – 4/30/08	0	N/A	0	7,907,745
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 7,907,745.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2008

*	Print name and title of each signing officer under his or her signature.